Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Trade and Other Payables
20.	TRADE AND OTHER PAYABLES

	As of December 31,
	2017	2016
	US$’000	US$’000
Trade payables	22,973	25,447
Other payables	5,877	4,576
	28,850	30,023

Terms and conditions of the above financial liabilities:

►	Trade payables are non-interest bearing and are normally settled on 60-day terms.
►	Other payables are non-interest bearing and have an average term of 60 days.
►	For terms and conditions relating to other related parties, refer to Note 23.